Related party transactions and balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions and balances
Receivables, Non Current	$ 2,454	$ 2,247
Receivables, Current	3,076	2,955
Payables, Current	3,196	4,830
Sales and Operating Income		144	$ 11,894
Cost of Sales	39,901	65,407	99,939
Other Operating Expenses	4,208	7,551	5,278
Finance Income	16	68	72
Inmobiliaria Espacio, S.A.
Related party transactions and balances
Receivables, Current	$ 3,078	2,953
Short term loan maturity	P1Y
Other Operating Expenses		1	6
Finance Income	$ 16	68	72
Villar Mir Energia, S.L.U.
Related party transactions and balances
Receivables, Non Current	2,454	2,247
Payables, Current	2,458	2,022
Cost of Sales	39,900	65,406	99,939
Other Operating Expenses	647	681	803
Villar Mir Energia, S.L.U. | Ferroatlántica de Boo, S.L.U.
Related party transactions and balances
Obligation for purchase of energy plus service charge	16,923
Villar Mir Energia, S.L.U. | Ferroatlántica de Sabón, S.L.U.
Related party transactions and balances
Obligation for purchase of energy plus service charge	14,334
Villar Mir Energia, S.L.U. | Ferroatlántica del Cinca, S.L.
Related party transactions and balances
Obligation for purchase of energy plus service charge	8,643
Espacio Information Technology, S.A.U.
Related party transactions and balances
Payables, Current	701	2,651
Other Operating Expenses	3,171	3,566	4,226
Energya VM Generacion, S.L
Related party transactions and balances
Sales and Operating Income		1	11,874
Other Operating Expenses		1	48
Energya VM Generacion, S.L | Grupo FerroAtlantica, S.A.U
Related party transactions and balances
Sales and Operating Income			31,898
Energya VM Generacion, S.L | Hidro-Nitro Espanola, S.A. - Other segments - Energy
Related party transactions and balances
Sales and Operating Income			11,874
Energya VM Gestion, S.L
Related party transactions and balances
Cost of Sales		1
Other Operating Expenses	79	89	76
Aurinka
Related party transactions and balances
Cost of Sales	1
Other Operating Expenses	308	3,206
Aurinka | Grupo FerroAtlantica, S.A.U
Related party transactions and balances
Other Operating Expenses		2,800
Other related parties
Related party transactions and balances
Receivables, Current	(2)	2
Payables, Current	37	157
Sales and Operating Income		143	20
Other Operating Expenses	$ 3	7	119
Discontinued operations
Related party transactions and balances
Sales and Operating Income		12,635	31,898
Cost of Sales		66	42
Other Operating Expenses		490	931
Discontinued operations | Villar Mir Energia, S.L.U.
Related party transactions and balances
Other Operating Expenses		373	664
Discontinued operations | Energya VM Generacion, S.L
Related party transactions and balances
Sales and Operating Income		12,635	31,898
Other Operating Expenses		117	224
Discontinued operations | Energya VM Gestion, S.L
Related party transactions and balances
Cost of Sales		$ 66	42
Other Operating Expenses			43
Aurinka and Blue Power Corporation, S.L. | Grupo FerroAtlantica, S.A.U
Related party transactions and balances
Purchase of property, plant and equipment			$ 4,252